Subsequent Events - Additional Information (Detail) - Knezek v. Terex Corp, et. al - USD ($) $ in Thousands			9 Months Ended
	Jan. 12, 2017	Nov. 10, 2016	Sep. 30, 2017
Subsequent Event [Line Items]
Damages payable to plaintiff		$ 109
Settlement agreement amount of product liability case	$ 225
Settlement agreement date			January 12, 2017